REVENUE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 44,119	$ 6,800	$ 50,674	$ 107,760
Rental Income, Nonoperating			17,655
Noninterest Expense Commission Expense			$ 33,019